Subsequent event (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Subsequent events
Current assets		¥ 1,415,710	¥ 1,268,695	$ 194,437
Databook Tech Ltd.(Databook Tech Ltd. and its subsidiaries and VIE collectively refer to "Databook")
Subsequent events
Current assets			151,600
Net assets			¥ 18,800
Subsequent events | Databook Tech Ltd.(Databook Tech Ltd. and its subsidiaries and VIE collectively refer to "Databook")
Subsequent events
Impose confiscation of gains	¥ 30,000
Imposed fine	30,000
Imposed confiscation of gains and fines	¥ 60,000
Big data and system-based risk management services
Subsequent events
Reversal of revenue		30,000
Penalties		30,000
Accrued current income tax expenses		¥ 10,000